Investment Strategy	Jul. 31, 2026
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of large, growth companies in the United States. The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. As of June 30, 2026, the smallest company for the Russell 1000 Index had a market capitalization of approximately $776.8 million and the largest company for the Russell 1000 Index had a market capitalization of approximately $4.8 trillion. The market capitalization of the companies included in the Russell 1000 Index will change with market conditions. The investment adviser currently defines “growth companies” to be companies that are included in the Russell 1000 Growth Index or exhibit the potential for growth based on historical or projected revenue or earnings, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, or increasing consumer demand. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. The investment adviser currently defines “growth companies” to be companies that are included in the Russell 1000 Growth Index or exhibit the potential for growth based on historical or projected revenue or earnings, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, or increasing consumer demand.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. The investment adviser currently defines “growth companies” to be companies that are included in the Russell 1000 Growth Index or exhibit the potential for growth based on historical or projected revenue or earnings, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, or increasing consumer demand.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of large, growth companies in the United States.
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of large, value companies in the United States. The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. As of June 30, 2026, the smallest company for the Russell 1000 Index had a market capitalization of approximately $776.8 million and the largest company for the Russell 1000 Index had a market capitalization of approximately $4.8 trillion. The market capitalization of the companies included in the Russell 1000 Index will change with market conditions. The investment adviser currently defines “value companies” to be companies that are included in the Russell 1000 Value Index or appear to be temporarily undervalued by the stock market, but have the potential for capital appreciation across the value spectrum, based on valuation metrics such as adjusted price-to-earnings ratios, price-to-free-cash-flow ratios, price-to-book ratios, and dividend yields. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. The investment adviser currently defines “value companies” to be companies that are included in the Russell 1000 Value Index or appear to be temporarily undervalued by the stock market, but have the potential for capital appreciation across the value spectrum, based on valuation metrics such as adjusted price-to-earnings ratios, price-to-free-cash-flow ratios, price-to-book ratios, and dividend yields.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “large companies” to be companies whose market capitalizations typically fall within the range of the Russell 1000 Index. The investment adviser currently defines “value companies” to be companies that are included in the Russell 1000 Value Index or appear to be temporarily undervalued by the stock market, but have the potential for capital appreciation across the value spectrum, based on valuation metrics such as adjusted price-to-earnings ratios, price-to-free-cash-flow ratios, price-to-book ratios, and dividend yields.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of large, value companies in the United States.
Capital Group U.S. Small and Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of June 30, 2026, the largest company for the Russell 2500 Index had a market capitalization of approximately $30.6 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $92.7 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States.